OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2019	2018
Prepaid expenses	2,087	2,386
Other receivables	9,807	2,346
Mark-to-market interest rate swaps valuation (see note 24)	—	1,802
	11,894	6,534
As at December 31, 2019, ‘Other receivables’ includes an amount of $8.2 million that is expected to be recovered through indemnity clauses relating to past performance of a bareboat charter and operating and services agreement with a charterer. The indemnity relates to how the bareboat charter and operating and services agreement should be taxed under the Jamaican tax authority and the receivable includes withholding and payroll taxes that are treated as operating expenses. As of December 31, 2019, corresponding liabilities of $0.6 million and $7.6 million for payment of taxes and associated charges are included within ‘Accrued expenses’ (note 19) and ‘Other current liabilities’ (note 20), respectively.